Summary of Significant Accounting Policies - Estimated useful lives of Intangible assets (Details)	6 Months Ended
Sep. 30, 2022
Software
Estimated useful lives of Intangible assets
Estimated useful lives of intangible assets	5 years
Courseware
Estimated useful lives of Intangible assets
Estimated useful lives of intangible assets	5 years
Copyrights
Estimated useful lives of Intangible assets
Estimated useful lives of intangible assets	5 years